Related Party Transactions and Balances (Details) - Schedule of Companies are Related Parties	6 Months Ended
Sep. 30, 2023
Yisheng Biopharma Co., Ltd [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd. [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	An entity controlled by Yi Zhang
Yi Zhang [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	Chairman of Board of Directors [1]
Hui Shao [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	Chief Executive Officer
Nan Zhang [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	Daughter of the Chairman
Xu Zhang [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	Daughter of the Chairman
Rui Mi [Member]
Schedule of Companies are Related Parties [Line Items]
Name of related parties	Spouse of the Chairman

[1]	On December 9, 2023, the Board, acting upon an ad hoc motion raised at a Board meeting, appointed Dr. Ajit Shetty, an independent director of YS Group, as an interim Chairperson of the Board for a six-month period to replace Mr. Yi Zhang, the current Chairperson of the Board, effective from December 9, 2023. Mr. Yi Zhang remains as a director of the Board.